Plant and equipment (Tables)	3 Months Ended
Mar. 31, 2020
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	31,574	22,017	—	40,273	—	58,602	152,466
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
March 31, 2020	599,752	293,133	374,165	517,831	1,597,590	7,919,521	11,301,992

Amortization:
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	23,331	19,863	15,374	47,912	162,850	—	269,330
Disposals	—	—	(9,659)	(29,430)	(260,443)	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
March 31, 2020	332,104	149,898	338,292	255,157	567,204	—	1,642,655

Net book value:
At December 31, 2019	$259,405	$141,081	$55,472	$276,993	$1,396,672	$7,860,919	$9,990,542
At March 31, 2020	$267,648	$143,235	$35,873	$262,674	$1,030,386	$7,919,521	$9,659,337